Market Vectors ETF Trust
335 Madison Avenue, 19th Floor
New York, New York 10017

September 29, 2011

VIA EDGAR

U.S. Securities and Exchange Commission
Judiciary Plaza
100 F Street, N.E.
Washington, D.C. 20549

Re:	Market Vectors ETF Trust
Securities Act File No. 033-_______
Registration Statement on Form N-14

Dear Ladies and Gentlemen:

On behalf of Market Vectors ETF Trust, a Delaware statutory trust (the “Registrant”), transmitted herewith for filing with the Securities and Exchange Commission (the “Commission”) under the Securities Act of 1933, as amended (the “Securities Act”), is the Registrant’s Registration Statement on Form N-14 (the “Registration Statement”). The Registration Statement is being filed in connection with an exchange offer pursuant to which the Registrant, on behalf of Market Vectors Oil Services ETF (the “OIH ETF”), a series of the Registrant, is conducting an exchange offer (the “Offer”) for all of the outstanding depositary trust receipts (“HOLDRS”) issued by OIH HOLDRS Trust pursuant to which an investor in OIH HOLDRS Trust will receive shares of beneficial interest (“shares”) of OIH ETF with an initial net asset value equal to the deemed value of HOLDRS tendered for exchange in the Offer by such investor, subject to certain conditions. Shareholders of OIH HOLDRS Trust may tender their shares for exchange in accordance with the terms of the Offer.

This filing is being made pursuant to Rule 488 under the Securities Act. We anticipate going automatically effective on November 1, 2011.

Should you have any questions regarding the Registration Statement or the foregoing matters, please do not hesitate to contact me at 212.698.3529 (tel) or 212.698.0452 (fax) or Allison Harlow Fumai at 212.698.3526 (tel) or 212.698.3599 (fax).

Very truly yours,

/s/ Stuart Strauss

Stuart Strauss